Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 131
Expense Example, No Redemption, 3 Years	411
Expense Example, No Redemption, 5 Years	712
Expense Example, No Redemption, 10 Years	$ 1,360